Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings, current
Current part of non-current borrowings	kr 9,459	kr 5,269
Other borrowings, current	131	2,673
Total borrowings, current	9,590	7,942
Borrowings, non-current
Notes and bond loans	22,016	22,008
Other borrowings, non-current	225	210
Total borrowings, non-current	22,241	22,218
Total interest-bearing liabilities	kr 31,831	kr 30,160